REVENUES (Details Textual) (USD $)	3 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
License and research revenue	$ 1,433,000	$ 1,273,000
Research Revenues	1,389,000	640,000
Licenses Revenue	44,000	633,000
Product sales and services	5,940,000	2,107,000
Other revenues	1,802,000	1,760,000
Deferred Revenue	2,201,000
Bloxiverz [Member]
Sales Revenue, Goods, Net, Total	3,551,000
Sales Revenue, Goods, Gross	4,704,000
Undisclosed Partners [Member]
License and research revenue	1,433,000
Gsk [Member]
Product sales and services	$ 1,979,000	$ 2,107,000